Income Tax Expense - Reconciliation of Applicable Tax Rate to Effective Tax Rate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax from continuing operations	€ 1,862	€ 1,867	€ 1,620
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.30%	17.20%	27.70%
- total income tax expense (current and deferred)	22.90%	2.90%	26.60%
Irish corporation tax rate	12.50%	12.50%	12.50%
Higher tax rates on overseas earnings	11.70%	15.90%	15.10%
Deferred tax credit relating to the enactment of the "Tax Cuts and Jobs Act"		(23.60%)
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.30%)	(1.90%)	(1.00%)
Total effective tax rate	22.90%	2.90%	26.60%